SHAREHOLDERS EQUITY (Details) - shares		12 Months Ended
	Jan. 14, 2021	Dec. 31, 2021	Apr. 07, 2020
Number of shares selling		117,875,323
Total [Member]
Number of shares selling	117,000,000	117,000,000
Number of shares selling percentage	100.00%	100.00%
FLYDRAGON INTERNATIONAL LIMITED [Member]
Number of shares selling	39,943,800	39,943,800	3,466,000
Number of shares selling percentage	34.14%	34.14%
Chinaone Technology Limited [Member]
Number of shares selling	19,211,400	19,211,400	1,667,000
Number of shares selling percentage	16.42%	16.42%
Boao Biotech Limited [Member]
Number of shares selling	24,967,800	24,967,800	2,167,000
Number of shares selling percentage	21.34%	21.34%
Focus Draw Group Limited [Member]
Number of shares selling	13,829,400	13,829,400	1,200,000
Number of shares selling percentage	11.82%	11.82%
Focusone Technology Group Limited [Member]
Number of shares selling	11,524,500	11,524,500	1,000,000
Number of shares selling percentage	9.85%	9.85%
Dragoncloud Technology Limited [Member]
Number of shares selling	5,768,100	5,768,100	500,000
Number of shares selling percentage	4.93%	4.93%
Cheung Ho Shun [Member]
Number of shares selling	1,755,000	1,755,000
Number of shares selling percentage	1.50%	1.50%